Loans and Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Loans and Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance		$ 4,022		$ 4,161	[1]
Additions to right -of -use assets				874
Write-off				(57)
Depreciation expense		$ (1,011)		(956)
Exchange rate differences
Repayment of lease liabilities
Exchange rate differences		7.70%		3.20%		9.60%
Repayment of lease liabilities
Ending balance				4,022		$ 4,161	[1]
Rented Offices [Member]
Loans and Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance		$ 26		3,466	[1]
Additions to right -of -use assets
Write-off
Depreciation expense		(6)		(433)
Exchange rate differences
Repayment of lease liabilities
Repayment of lease liabilities
Ending balance		20		26		3,466	[1]
Vehicles [Member]
Loans and Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance		4,022		663	[1]
Additions to right -of -use assets		539		874
Write-off				(57)
Write-off		(110)
Depreciation expense		(1,011)		(517)
Exchange rate differences
Repayment of lease liabilities
Repayment of lease liabilities
Ending balance		3,440		4,022		663	[1]
Computer equipment [Member]
Loans and Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance		5,001	[2]	32	[1]
Additions to right -of -use assets	[2]	539
Write-off	[2]	(112)
Depreciation expense				(6)
Repayment of lease liabilities	[2]	$ 1,106
Exchange rate differences	[2]	343.00%
Repayment of lease liabilities	[2]	$ (1,106)
Ending balance		4,665	[2]	5,001	[2]	32	[1]
Lease Liabilities [Member]
Loans and Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance	[3]	$ 5,001		4,855	[1]
Additions to right -of -use assets	[3]			870
Write-off	[3]			(60)
Depreciation expense	[3]
Exchange rate differences	[3]			406
Repayment of lease liabilities	[3]			(1,070)
Repayment of lease liabilities	[3]			1,070
Ending balance	[3]			$ 5,001		$ 4,855	[1]

[1]	Following the initial application of IFRS 16, on January 1, 2019, the Company recorded operating lease commitment classified as a lease liability at the amount of $4,717 thousands with respect to office and storage spaces, vehicles and certain office equipment (i.e. printing and photocopying machines) at the amount of $4,022, $663 and $32 thousands, respectively.
[2]	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.96%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.
[3]	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 3.06%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.